Shareholders' equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	$ 324,427	$ 221,162	$ 198,016
Net current-period other comprehensive income (loss)	50,374	(5,834)	(23,013)
Balance at period end	516,839	324,427	221,162
Debt securities, current	5,105
Debt securities, amortized cost	9,968
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(613,460)	(607,768)	(584,860)
Other comprehensive income (loss) before reclassifications	34,054	(13,451)	(17,759)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	16,325	7,759	(5,149)
Net current-period other comprehensive income (loss)	50,379	(5,692)	(22,908)
Balance at period end	(563,081)	(613,460)	(607,768)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(608,879)	(625,071)	(587,804)
Other comprehensive income (loss) before reclassifications	53,745	16,192	(37,267)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	0	0	0
Net current-period other comprehensive income (loss)	53,745	16,192	(37,267)
Balance at period end	(555,134)	(608,879)	(625,071)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(746)	17,840	3,443
Other comprehensive income (loss) before reclassifications	(17,393)	(26,255)	19,698
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	15,124	7,669	(5,301)
Net current-period other comprehensive income (loss)	(2,269)	(18,586)	14,397
Balance at period end	(3,015)	(746)	17,840
Securities available for sale
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(3,624)	0	0
Other comprehensive income (loss) before reclassifications	(1,780)	(3,624)	0
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	1,119	0	0
Net current-period other comprehensive income (loss)	(661)	(3,624)
Balance at period end	(4,285)	(3,624)	0
Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(211)	(537)	(499)
Other comprehensive income (loss) before reclassifications	(518)	236	(190)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	82	90	152
Net current-period other comprehensive income (loss)	(436)	326	(38)
Balance at period end	$ (647)	$ (211)	$ (537)
Venezuela | Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Salary period paid upon employee leaving	30 days